Equity Earnings (Loss) of Joint Ventures (Tables)	12 Months Ended
Jul. 01, 2018
VAST LLC
Summarized Statements of Operations and Balance Sheet Data

The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Net sales	$174,896	$128,963	$114,338
Cost of goods sold	134,185	101,910	94,060
Gross profit	40,711	27,053	20,278
Engineering, selling and administrative expense	26,450	19,710	15,866
Impairment charge	—	—	6,000
Income (loss) from operations	14,261	7,343	(1,588)
Other income (expense), net	1,757	1,662	(115)
Income (loss) before provision for income taxes	16,018	9,005	(1,703)
Provision for income taxes	2,632	1,235	168
Net income (loss)	$13,386	$7,770	$(1,871)
STRATTEC’s share of VAST LLC net
income (loss)	$4,463	$2,590	$(624)
Intercompany profit eliminations	(22)	3	(15)
STRATTEC’s equity earnings (loss) of VAST LLC	$4,441	$2,593	$(639)

	July 1, 2018	July 2, 2017
Cash and cash equivalents	$8,959	$11,757
Receivables, net	43,930	41,942
Inventories, net	20,510	15,185
Other current assets	16,020	11,782
Total current assets	89,419	80,666
Property, plant and equipment, net	42,923	31,017
Other long-term assets	14,974	12,850
Total assets	$147,316	$124,533
Current liabilities	$74,721	$70,753
Long-term liabilities	5,654	2,960
Total liabilities	$80,375	$73,713
Net assets	$66,941	$50,820
STRATTEC’s share of VAST LLC net assets	$22,314	$16,940

SAL LLC
Summarized Statements of Operations and Balance Sheet Data

The following are summarized statements of operations and summarized balance sheet data for SAL LLC (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Net sales	$89	$369	$603
Cost of goods sold	67	610	382
Gross profit (loss)	22	(241)	221
Engineering, selling and administrative expense	17	1,534	1,311
Earnings (Loss) from operations	5	(1,775)	(1,090)
Other expense, net	(258)	(155)	(34)
Net loss	$(253)	$(1,930)	$(1,124)
STRATTEC’s share of SAL LLC earnings (loss)	$91	$(1,927)	$(1,124)
Loss on loan to SAL LLC	—	—	(225)
Loss on guarantee of SAL LLC credit facility	—	—	(247)
STRATTEC’s equity earnings (loss) of SAL LLC	$91	$(1,927)	$(1,596)

	July 1, 2018	July 2, 2017
Cash and cash equivalents	$5	$11
Receivables, net	40	11
Inventories, net	87	345
Total assets	$132	$367
Current liabilities	$3,208	$3,189
Net liabilities	$(3,076)	$(2,822)
STRATTEC’s share of SAL LLC net liabilities	$(1,569)	$(1,439)

VAST LLC and SAL LLC
Summarize of Related Party Transaction

We have sales of component parts to VAST LLC and SAL LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC to STRATTEC for general headquarter expenses. The following tables summarize the related party transactions with VAST LLC and SAL LLC for the periods indicated (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Sales to VAST LLC	$3,151	$1,966	$304
Sales to SAL LLC	$98	$234	$363
Purchases from VAST LLC	$183	$245	$149
Expenses charged to VAST LLC	$984	$843	$1,034
Expenses charged from VAST LLC	$886	$1,134	$1,526

	July 1, 2018	July 2, 2017
Accounts receivable from VAST LLC	$53	$—
Accounts receivable from SAL LLC (A)	$—	$—
Current loan receivable from SAL LLC (A)	$—	$—
Long-term loan receivable from VAST LLC	$—	$300
Accounts payable to VAST LLC	$87	$—

(A)

As of July 1, 2018, outstanding loan and accounts receivable balances due from SAL LLC to STRATTEC totaled $2.6 million and $82,000, respectively. As of July 2, 2017, outstanding loan and accounts receivable balances due from SAL LLC to STRATTEC totaled $2.6 million and $185,000, respectively. As of July 1, 2018 and July 2, 2017, these outstanding balances have been offset against our investment in SAL LLC, which is included in Other Current Liabilities in the Consolidated Balance Sheet.